Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary Shares, par value	$ 0.01	$ 0.01
Ordinary Shares, Authorized	500,000	500,000
Ordinary Shares, Issued	134,764	133,676
Ordinary Shares, outstanding	134,764	133,676